Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Amounts recognized in the consolidated balance sheets:
pension and post-retirement deficit, long-term	$ (221.3)	$ (192.7)
United States Pension Plan of US Entity, Defined Benefit
Components of net periodic (benefit) cost:
Number of completed calendar years from 1994 through 2003 considered to set the maximum compensation used to determine pension benefits	10 years
Change in benefit obligation:
Benefit obligation at beginning of year	$ 180.3	192.9	$ 171.0
Participant contributions	0.4	0.4	0.6
Interest cost	7.8	6.6	7.7
Benefits paid	(12.8)	(11.0)	(10.0)
Actuarial (gain) loss	23.2	(8.6)	23.6
Net transfer in/(out)/acquisitions	18.1
Benefit obligation at end of year	217.0	180.3	192.9
Change in plan assets
Fair value of plan assets at beginning of year	119.8	112.3	91.5
Actual return on plan assets	14.2	11.3	17.0
Employer contributions	4.9	6.8	13.2
Participant contributions	0.4	0.4	0.6
Benefits paid	(12.8)	(11.0)	(10.0)
Net transfer in/(out)/acquisitions	13.2
Fair value of plan assets at end of year	139.7	119.8	112.3
Reconciliation of funded status:
Funded status at end of year	(77.3)	(60.5)	(80.6)
Reconciliation of amounts in consolidated statements of stockholders' equity:
Net (loss)	(113.0)	(99.4)	(115.1)
Total recognized in accumulated other comprehensive (loss)	(113.0)	(99.4)	(115.1)
Amounts recognized in the consolidated balance sheets:
Pension and post-retirement deficit, current	(1.7)	(1.4)	(1.7)
pension and post-retirement deficit, long-term	(75.6)	(59.1)	(78.9)
Net amount recognized in the balance sheet	(77.3)	(60.5)	(80.6)
Foreign Pension Plan, Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	622.1	574.0	504.3
Service costs	0.7	0.9	1.1
Participant contributions	0.2	0.3	0.3
Interest cost	27.9	23.8	25.6
Benefits paid	(23.3)	(18.8)	(25.7)
Actuarial (gain) loss	62.3	49.0	50.3
Plan settlements	(2.0)	(5.7)	(2.4)
Foreign currency translation (gain) loss	(11.3)	(1.4)	20.5
Benefit obligation at end of year	676.6	622.1	574.0
Change in plan assets
Fair value of plan assets at beginning of year	489.9	462.4	417.3
Actual return on plan assets	60.4	37.4	39.0
Employer contributions	16.4	16.2	17.2
Participant contributions	0.2	0.3	0.3
Benefits paid	(23.3)	(18.8)	(25.7)
Plan settlements	(2.0)	(5.7)	(2.4)
Foreign currency translation (loss) gain	(9.0)	(1.9)	16.7
Fair value of plan assets at end of year	532.6	489.9	462.4
Reconciliation of funded status:
Funded status at end of year	(144.0)	(132.2)	(111.6)
Reconciliation of amounts in consolidated statements of stockholders' equity:
Prior service credit	5.8	6.0	6.2
Net (loss)	(190.1)	(170.7)	(143.2)
Total recognized in accumulated other comprehensive (loss)	(184.3)	(164.7)	(137.0)
Amounts recognized in the consolidated balance sheets:
Other non-current assets	1.1	0.6
pension and post-retirement deficit, long-term	(145.1)	(132.8)	(111.6)
Net amount recognized in the balance sheet	$ (144.0)	$ (132.2)	$ (111.6)